Debt (Tables)	12 Months Ended
Jun. 30, 2014
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments

June 30,	2014	2013
Domestic:
Fixed rate medium-term notes 3.50% to 6.55%, due 2018-2038	$1,175,000	$1,175,000
Foreign:
Bank loans, including revolving credit 1% to 11.75%, due 2015	322	2,045
Euro bonds 4.125%, due 2016	273,860	260,200
Japanese Yen credit facility JPY Libor plus 55 bps, due 2017	59,220	60,540
Other long-term debt, including capitalized leases	236	556
Total long-term debt	1,508,638	1,498,341
Less long-term debt payable within one year	496	2,381
Long-term debt, net	$1,508,142	$1,495,960